Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (8,482)	$ (97,643)